Exploration and Evaluation Assets (Tables)	12 Months Ended
Mar. 31, 2025
Marketable Securities [Abstract]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position

Exploration and evaluation assets deferred to the statements of financial position at March 31, 2025 and 2024 are as follows:

	March 31, 2024	Additions	Write-off	March 31, 2025
Abitibi Lithium	$1,767,000	$-	$-	$1,767,000
Augustus Lithium	593,290	-	-	593,290
Canadian Lithium	228,881	-	-	228,881
Cosgrave Lithium	104,750	-	(104,750)	-
Electron Lithium	650,405	-	-	650,405
Kokanee Creek	932,125	-	(932,125)	-
McNeely	820,000	-	-	820,000
Pontax West Lithium	-	37,500	-	37,500
Rose East Lithium	975,000	-	-	975,000
Rose West Lithium	884,000	-	-	884,000
	$6,955,451	$37,500	$(1,036,875)	$5,956,076

	March 31, 2023	Additions	Write-off	March 31, 2024
Abitibi Lithium	$1,767,000	$-	$-	$1,767,000
Augustus Lithium	593,290	-	-	593,290
Canadian Lithium	228,881	-	-	228,881
Cosgrave Lithium	-	104,750	-	104,750
Electron Lithium	650,405	-	-	650,405
Jubilee Lithium	20,000	30,000	(50,000)	-
Kokanee Creek	932,125	-	-	932,125
McNeely	820,000	-	-	820,000
North Spirit	442,105	-	(442,105)	-
Rose West Lithium	884,000	-	-	884,000
Rose East Lithium	900,000	75,000	-	975,000
Titan Gold	178,500	-	(178,500)	-
Trix Lithium	75,000	4,166	(79,166)	-
	$7,491,306	$213,916	$(749,771)	$6,955,451

Schedule of Option Payments

Under the terms of the Jubilee Lithium Agreement, the Company had acquired a 100% interest in the property by completing the following option payments:

Due Dates	Option payments ($)
December 1, 2024 (paid)	20,000
December 1, 2025 (paid)	30,000

Schedule of Common Share Issuances

Under the terms of the Rose East Lithium Agreement, the Company has the option to acquire a 100% interest in the property by completing the following option payments:

Due Dates	Issuance of Linear Minerals common shares
March 4, 2023 (issued)	1,500,000
March 4, 2024	1,500,000

Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss

Exploration and evaluation expenditures recorded in the statements of loss and comprehensive loss for the year ended March 31, 2025, 2024 and 2023 are as follows:

Year ended	Assay and	Drilling and	Field	Geological	Geological and Technical	Land claims and property	Total March 31,
March 31, 2025	sampling	mobilization	expenditures	Consulting	Services	taxes	2025
Quebec
Augustus Lithium	$57,169	$338,643	$231,666	$142,236	$178,650	$6,973	$955,337
Pontax West Lithium	-	-	-	30,000	-	-	30,000
Rose East Lithium	-	-	-	25,000	-	-	25,000
Rose West Lithium	-	-	-	25,000	-	-	25,000
General Exploration	-	-	95,765	92,449	64,650	-	252,864
Total	$57,169	$338,643	$327,431	$314,685	$243,300	$6,973	$1,288,201
Year ended March 31, 2024	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total March 31, 2024
Ontario
Trix Lithium	$-	$-	$45,000	$65,050	$-	$-	$110,050
Quebec
Augustus Lithium	98,566	907,763	366,970	228,700	506,769	13,087	2,121,855
Pontax West Lithium	-	-	-	181,000	-	-	181,000
Rose West Lithium	-	-	-	72,600	-	-	72,600
Rose East Lithium	-	-	-	88,200	-	-	88,200
General Exploration	-	-	-	-	9,700	-	9,700
Total	$98,566	$907,763	$411,970	$635,550	$516,469	$13,087	$2,583,405

Year ended March 31, 2023	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total March 31, 2023
Ontario
Jubilee Lithium	$-	$-	$-	$29,465	$34,830	$-	$64,295
Trix Lithium	7,000	-	-	25,750	-	-	32,750
Quebec
Titan Gold	36,450	-	32,400	20,250	-	-	89,100
Augustus Lithium	20,634	733,741	216,690	176,850	326,948	-	1,474,863
General Exploration	8,401	-	2,214	149,050	-	-	159,665
Total	$72,485	$733,741	$251,304	$401,365	$361,778	$-	$1,820,673